Inventories, net - Allowance for Obsolescence (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Activity in the allowance for obsolescence
Balance at beginning of year	€ (418.0)	€ (473.2)
Additions for the year	(278.5)	(180.7)	€ (192.4)
Effect of changes in exchange rates	(1.1)	(6.1)
Utilization of the reserve	230.7	242.0
Balance at end of year	€ (466.9)	€ (418.0)	€ (473.2)